Tax credits and grants receivable - Summary of information about unused and unrecorded non refundable federal tax credit (Detail) $ in Thousands	Nov. 30, 2021 USD ($)
Statement [line items]
Deferred tax assets	$ 330
Unused tax credits
Statement [line items]
Deferred tax assets	12,920
Income tax expire 2024 | Unused tax credits
Statement [line items]
Deferred tax assets	458
Income tax expire 2025 | Unused tax credits
Statement [line items]
Deferred tax assets	1,365
Income tax expire 2026 | Unused tax credits
Statement [line items]
Deferred tax assets	1,676
Income tax expire 2027 | Unused tax credits
Statement [line items]
Deferred tax assets	2,309
Income tax expire 2028 | Unused tax credits
Statement [line items]
Deferred tax assets	2,561
Income tax expire 2029 | Unused tax credits
Statement [line items]
Deferred tax assets	1,726
Income tax expire 2030 | Unused tax credits
Statement [line items]
Deferred tax assets	855
Income tax expire 2031 | Unused tax credits
Statement [line items]
Deferred tax assets	598
Income tax expire 2032 | Unused tax credits
Statement [line items]
Deferred tax assets	313
Income tax expire 2033 | Unused tax credits
Statement [line items]
Deferred tax assets	207
Income tax expire 2039 | Unused tax credits
Statement [line items]
Deferred tax assets	193
Income tax expire 2040 | Unused tax credits
Statement [line items]
Deferred tax assets	$ 329